Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022 ARS ($)
Letters of National Estate in pesos at discount Maturity on 03312023 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	$ 200,000,000
Letters of National Estate in pesos at discount Maturity on 04282023 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	210,000,000
Letters of National Estate in Pesos Adjusted by CER Maturity On 05192023 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	1,145,882,575
Letters of National Estate in pesos at discount Maturity on 05312023 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	295,000,000
Letters of National Estate in Pesos Adjusted by CER Maturity On 06162023 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	$ 159,305,395
Government securities [member] | Level 1 [member] | Federal government bonds in dual currency at discount—Maturity: 07-21-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-21-2023
Government securities [member] | Level 1 [member] | Federal government treasury bonds linked to dollar - Maturity: 04-28-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-28-2023
Government securities [member] | Level 1 [member] | Federal government bonds in dual currency at discount—Maturity: 09-29-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	09-29-2023
Government securities [member] | Level 1 [member] | Federal government bonds in dual currency at discount—Maturity: 06-30-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-30-2023
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER—Maturity: 03-25-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-25-2023
Government securities [member] | Level 1 [member] | Federal government bonds in dual currency at discount—Maturity: 02-28-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-28-2024
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER—Maturity: 03-06-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-06-2023
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER at discount—Maturity: 01-20-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	01-20-2023
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER at discount—Maturity: 02-17-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-17-2023
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER—Maturity: 05-19-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	05-19-2023
Private securities [member] | Level 1 [member] | Corporate bonds Genneia SA Class 031—Maturity: 09-02-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	09-02-2027
Private securities [member] | Level 1 [member] | Corporate bonds Telecom Argentina SA Class 001 - Maturity: 07-18-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-18-2026
Private securities [member] | Level 1 [member] | Corporate bonds Pan American Energy Argentina S.L Class 012—Maturity: 04-30-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-30-2027
Private securities [member] | Level 1 [member] | Corporate bonds Arcor SAIC Class 018—Maturity: 10-09-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	10-09-2027
Private securities [member] | Level 1 [member] | Corporate bonds CT Barragan SA Class 006—Maturity: 05-16-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	05-16-2025
Private securities [member] | Level 2 [member] | Corporate bonds Transportadora de Gas del Sur SA Class 002—Maturity: 05-02-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	05-02-2025
Private securities [member] | Level 2 [member] | Corporate bonds Pampa Energía SA Class I—Maturity: 01-24-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	01-24-2027
Private securities [member] | Level 2 [member] | Corporate bonds Pan American Energy Argentina S.L Class 21—Maturity: 07-21-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-21-2025
Private securities [member] | Level 3 [member] | Corporate bonds Tarjeta Naranja SA Class 53 Series 01—Maturity: 04-05-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-05-2023